Note 19 - Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
17. SEGMENT INFORMATION

The Company’s operations are organized into two reportable segments: Performance Materials and Graphic Solutions. The segments represent businesses for which separate financial information is utilized by the chief operating decision maker (the “CODM”) for purpose of allocating resources and evaluating performance. Each of the reportable segments has its own president who report to the CODM.

The Performance Materials segment manufactures and markets dynamic chemistry solutions that are used in the electronics, automotive and oil and gas production and drilling industries. Its products include surface and coating materials and water-based hydraulic control fluids. In conjunction with the sale of these products, we provide extensive technical service and support to ensure superior performance of their application. Within the Performance Materials segment, the Company has two primary categories of products. Industrial products are materials used to improve the performance or look of a component of an industrial part or process. Electronic products are materials used to manufacture and improve the performance of circuit boards and similar electronic items.

The Graphic Solutions segment primarily produces and markets photopolymers through an extensive line of flexographic plates that are used in the commercial packaging and printing industries. The Company evaluates the performance of its segments based on net sales and operating profit. Operating profit for each segment includes net sales to third parties, related cost of sales and operating expenses directly attributable to the segment. Operating profit for each segment includes an allocation of corporate costs such as corporate salary and wages, equity compensation expense and legal costs.

The following table summarizes financial information regarding each reportable segment’s results of operations for the periods presented:

	For the three months ended March 31, 2014	For the three months ended March 31, 2013
	(Successor)	(Predecessor)

Net Sales:
Performance Materials	$143,111	$138,824
Graphic Solutions	40,615	43,308
Consolidated net sales	183,726	182,132

Operating (loss) profit:
Performance Materials	8,839	21,447
Graphic Solutions	(4,847)	8,329
Consolidated operating profit	$3,992	$29,776

19.  SEGMENT INFORMATION

The Company’s operations are organized into two reportable segments: Performance Materials and Graphic Solutions. The segments represent businesses for which separate financial information is utilized by the chief operating decision maker (the “CODM”) for purpose of allocating resources and evaluating performance. Each of the reportable segments has its own president who report to the CODM.

The Performance Materials segment manufactures and markets dynamic chemistry solutions that are used in the electronics, automotive and oil and gas production and drilling industries. Its products include surface and coating materials and water-based hydraulic control fluids. In conjunction with the sale of these products, we provide extensive technical service and support to ensure superior performance of their application. Within the Performance Materials segment, the Company has two primary categories of products. Industrial products are materials used to improve the performance or look of a component of an industrial part or process. Electronic products are materials used to manufacture and improve the performance of circuit boards and similar electronic items.

The Graphic Solutions segment primarily produces and markets photopolymers through an extensive line of flexographic plates that are used in the commercial packaging and printing industries. The Company evaluates the performance of its operating segments based on net sales and operating profit. Operating profit for each segment includes net sales to third parties, related cost of sales and operating expenses directly attributable to the segment. Operating profit for each segment includes an allocation of corporate costs such as corporate salary and wages, equity compensation expense and legal costs.

Segment assets include cash, prepaid expenses, receivables, inventories, capital assets, goodwill, intangible assets, deferred taxes and other long term assets. Segment assets exclude corporate assets, which consist primarily of cash and cash equivalents, corporate property, plant and equipment, goodwill and other intangible assets.

The following table summarizes financial information regarding each reportable segment’s results of operations for the periods presented:

	For the period from inception (April 23, 2013) through December 31, 2013	For the ten months ended October 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2011
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)

Net Sales:
Performance Materials	$92,671	$481,823	$559,520	$568,578
Graphic Solutions	25,568	145,889	171,700	160,195
Consolidated net sales	118,239	627,712	731,220	728,773

Depreciation and amortization:
Performance Materials	9,698	26,520	33,965	37,827
Graphic Solutions	3,080	6,315	8,228	8,918
Consolidated depreciation and amortization	12,778	32,835	42,193	46,745

Operating (loss) profit:
Performance Materials	(109,043)	73,588	82,101	30,331
Graphic Solutions	(86,589)	18,161	32,996	25,617
Consolidated operating (loss) profit	$(195,632)	$91,749	$115,097	$55,948

Total assets by reportable segment as of December 31, 2013 (Successor) and December 31, 2012 (Predecessor) were as follows:

	December 31, 2013	December 31, 2012
	(Successor)	(Predecessor)

Performance Materials	$1,297,489	$665,354
Graphic Solutions	787,513	421,402
Corporate/ Unallocated	175,152	147,161
Total consolidated assets	$2,260,154	$1,233,917

The following tables provide information for those countries that represent 10 percent or more of net sales and long-lived assets:

	For the period from inception (April 23, 2013) through December 31, 2013	For the ten months ended October 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2011
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)

Net Sales*:
United States	$31,506	$176,390	$205,567	$187,480

Foreign Net Sales:
United Kingdom	17,756	93,395	115,160	113,129
China	13,524	64,179	66,294	72,763
Other countries	55,453	293,748	344,199	355,401
Total Foreign Net Sales	86,733	451,322	525,653	541,293
Total consolidated net sales	$118,239	$627,712	$731,220	$728,773

* Net sales are attributed to countries based on the country which generates the sale.

	December 31, 2013	December 31, 2012
	(Successor)	(Predecessor)

Long lived assets, net (1):
United States	$56,501	$39,818

Foreign countries
United Kingdom	30,037	21,463
Italy	13,819	14,266
China	17,428	8,766
Other countries	18,381	16,078
	79,665	60,573
Total long lived assets, net	$136,166	$100,391

(1)	Long-lived assets represent property, plant and equipment, net.

The following table shows the Company's external party sales by product for the periods presented:

	For the period from inception (April 23, 2013) through December 31, 2013	For the ten months ended October 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2011
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)

Performance Materials
Industrial Group	$67,807	$353,397	$411,091	$409,251
Electronics Group	24,864	128,426	148,429	159,327
	92,671	481,823	559,520	568,578

Graphic Solutions	25,568	145,889	171,700	160,195
Total consolidated net sales	$118,239	$627,712	$731,220	$728,773